Income Tax	12 Months Ended
Dec. 31, 2018
Income Tax
Income Tax

14. Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group and Predecessor Operations in Hong Kong are subject to 16.5% Hong Kong profit tax on the taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. Preferential tax treatments are granted to certain entities qualified as High and New Technology Enterprises (‘‘HNTEs’’). Certain PRC subsidiaries and VIEs of the Group or the Predecessor Operations obtained certificates of HNTEs and therefore are eligible to enjoy a preferential tax rate of 15% for three years, provided that they are qualified as HNTEs during such periods. The management expects that all the criteria to utilize this preferential tax treatment can be satisfied for the relevant annual tax filing during such periods. Accordingly, a preferential tax rate of 15% were applied for these entities, and other subsidiaries and VIEs of the Group and Predecessor Operations in the PRC are subject to a uniform income tax rate of 25% for all periods presented.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

Composition of income tax expenses/(benefits):

	For the Year
	Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current income tax	—	31,467	(5,890)
Deferred income tax	—	(3,085)	1,417
Total	—	28,382	(4,473)

Reconciliation of the differences between statutory income tax rate and the effective income tax rate for the years ended December 31, 2016, 2017 and 2018 are as below:

	For the Year
	Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	—	(3.76)%	(11.04)%
Tax effect of permanent differences	(0.80)%	(1.72)%	0.88%
Changes in valuation allowance	(24.20)%	(35.86)%	(12.12)%
Effective income tax rate	—	(16.34)%	2.72%

The following table sets forth the effect of preferential tax:

	For the Year
	Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Tax effect of preferential tax treatment	—	6,535	18,137
Basic and diluted loss per share effect	—	0.02	0.04

Composition of deferred tax assets and liabilities:

Deferred taxes assets and liabilities arising from PRC subsidiaries and VIEs were measured using the enacted tax rates for the periods in which they are expected to be reversed. The Group’s deferred tax assets and liabilities consist of the following components:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets
Advances from customers	1,153	1,904
Accrued payroll and expenses	1,932	6,216
Allowances of doubtful accounts	—	203
Net operating loss carry-forwards	—	22,751
Advertising expenses in excess of deduction limit	33,980	13,781
Amortization of intangible assets	—	876
Total deferred tax assets	37,065	45,731
Less: Valuation allowance	(33,980)	(45,618)
Total deferred tax assets, net	3,085	113

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax liabilities
Intangible assets acquired from business combinations	—	16,865
Total deferred tax liabilities	—	16,865

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated losses, existence of taxable temporary differences and reversal periods.

The Group believes that it is more likely than not that the advertising expenses in excess of deduction limit will not be utilized in the future given the Group expects its advertising expenses will continue to exceed the deduction limit in the foreseeable future. Full valuation allowance for the deferred tax assets arising from such advertising expenses were provided. In addition, the Group believed that it is more likely than not that the accumulated operating losses and other deferred tax assets for certain entities will not be utilized in the future given these entities had incurred net accumulated operating losses for income tax purposes since its inception. Therefore, the valuation allowances for these deferred tax assets were provided. The total valuation allowance provided were RMB33,980 and RMB45,618 as of December 31, 2017 and 2018 respectively. The net deferred tax assets as recognized was included in the “Other non-current assets” in the consolidated balance sheets.

Movement of valuation allowance:

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	79,869	123,938	33,980
Derecognized*	—	(110,153)	—
Additions	44,069	78,542	20,678
Reversals**	—	(58,347)	(9,040)
Balance at end of the year	123,938	33,980	45,618

* Immediately upon the completion of the Reorganization, deferred tax assets from the accumulated net operating loss carry-forwards with full valuation allowances on that completion date were derecognized, as which are not allowed to be transferred to the Group’s VIEs and subsidiaries under the tax laws and regulations.

**The reversal of valuation allowance for the year ended December 31, 2017 was primarily attributed to changes of the enacted income tax rate due to aforementioned preferential tax treatment of certain PRC entities in 2017 when certificates of HNTEs were obtained.